Submission	Aug. 28, 2026
Submission [Line Items]
Central Index Key	0002002473
Registrant Name	Bowhead Specialty Holdings Inc.
Form Type	SC 13E-3
Submission Type	SC 13E3
Fee Exhibit Type	EX-FILING FEES